Trade receivables, Net (Schedule of Trade Receivables Days Past Due) (Details) - Trade receivables [member] - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial Assets	₪ 166,804	₪ 153,871
Not past due [Member]
Disclosure of financial assets [line items]
Financial Assets	160,397	150,532
Less than 30 [Member]
Disclosure of financial assets [line items]
Financial Assets	6,340	3,122
31-60 [Member]
Disclosure of financial assets [line items]
Financial Assets	62	117
61-90 [Member]
Disclosure of financial assets [line items]
Financial Assets	5	62
Greater than 90 [Member]
Disclosure of financial assets [line items]
Financial Assets	₪ 0	₪ 38